Notes on the Consolidated Statements of Operations and Comprehensive Loss - Reconciliation of reportable segment profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Income Statement [Line Items]
Revenue	€ 149,141	€ 103,438	[1]	€ 83,529	[1]
Direct marketing expenses	(85,584)	(59,888)		(53,469)
Contribution margin	63,557	43,550		30,060
Cost of revenue
Data center expenses	(5,027)	(3,311)		(1,964)
Credit card fees	(4,211)	(2,187)		(1,549)
Mobile application processing fees	(8,480)	(4,104)		(1,794)
Gross profit	45,839	33,948	[1]	24,753	[1]
Other income	1,558	240	[1]	54	[1]
Other operating expenses
Sales and marketing expenses	(6,108)	(4,938)	[1]	(5,540)	[1]
Customer service expenses	(6,830)	(4,626)		(3,971)
Technical operations and development expenses	(19,433)	(7,195)		(6,428)
General and administrative expenses	(24,840)	(19,540)	[1]	(16,091)	[1]
Operating profit	(9,814)	(2,111)		(7,223)
Interest income and similar income	4,236	478	[1]	239	[1]
Finance costs	(13,186)	(1,436)	[1]	(782)	[1]
Net finance expenses	(8,950)	(958)		(543)
Loss before taxes	(18,764)	(3,069)	[1]	(7,766)	[1]
Tax expense (income)	3,590	(811)	[1]	720	[1]
Net loss	(15,174)	(3,880)		(7,046)
North America
Disclosure Of Income Statement [Line Items]
Revenue	96,508	48,105		23,919
Direct marketing expenses	(58,292)	(27,862)		(17,980)
Contribution margin	38,216	20,243		5,939
International
Disclosure Of Income Statement [Line Items]
Revenue	52,633	55,333		59,610
Direct marketing expenses	(27,292)	(32,026)		(35,489)
Contribution margin	25,341	€ 23,307		€ 24,121
Goods or services transferred over time
Disclosure Of Income Statement [Line Items]
Revenue	146,439
Goods or services transferred over time | North America
Disclosure Of Income Statement [Line Items]
Revenue	94,310
Goods or services transferred over time | International
Disclosure Of Income Statement [Line Items]
Revenue	52,129
Goods or services transferred at point in time
Disclosure Of Income Statement [Line Items]
Revenue	2,702
Goods or services transferred at point in time | North America
Disclosure Of Income Statement [Line Items]
Revenue	2,198
Goods or services transferred at point in time | International
Disclosure Of Income Statement [Line Items]
Revenue	€ 504

[1]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.